SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of finite lived intangible assets useful lives (Details)	Dec. 31, 2024
Customer relationships
Finite-Lived Intangible Assets
Estimated useful life	6 years
Patents and technologies | Minimum
Finite-Lived Intangible Assets
Estimated useful life	6 years
Patents and technologies | Maximum
Finite-Lived Intangible Assets
Estimated useful life	10 years
Trademarks and domain names
Finite-Lived Intangible Assets
Estimated useful life	10 years
Software and copyrights | Minimum
Finite-Lived Intangible Assets
Estimated useful life	3 years
Software and copyrights | Maximum
Finite-Lived Intangible Assets
Estimated useful life	10 years
Others
Finite-Lived Intangible Assets
Estimated useful life	3 years